COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2016
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2014	707,441	12,149
Exercise of options	1,221	53
Outstanding at December 31, 2014	708,662	12,202
Exercise of options	737	30
Repurchase of shares	(6,785)	(130)
Outstanding at December 31, 2015	702,614	12,102
Issued under public offerings[1]	156,825	7,752
Dividend reinvestment and share purchase plan	2,942	177
Exercise of options	1,683	74
Repurchase of shares	(305)	(6)
Outstanding at December 31, 2016	863,759	20,099

1	Net of underwriting commissions and deferred income taxes.

Schedule of Weighted Average Shares
Net income/(loss) per common share is calculated by dividing Net income/(loss) attributable to common shares by the weighted average number of common shares outstanding. The higher weighted average number of shares for the diluted earnings per share calculation is due to options exercisable under TransCanada's Stock Option Plan.

Weighted Average Common Shares Outstanding
(millions)	2016	2015	2014

Basic	759	709	708
Diluted	760	709	710

Schedule of Stock Options Activity

	Number of Options (thousands)	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life (years)
Options outstanding at January 1, 2016	9,834	$46.63
Options granted	2,479	$48.44
Options exercised	(1,683)	$38.92
Options Outstanding at December 31, 2016	10,630	$48.28	4.2
Options Exercisable at December 31, 2016	5,957	$46.09	3.1

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2016	2015	2014

Weighted average fair value	$5.67	$6.45	$5.54
Expected life (years)	5.8	5.8	6.0
Interest rate	0.7%	1.1%	1.8%
Volatility[1]	21%	18%	17%
Dividend yield	4.9%	3.7%	3.8%
Forfeiture rate	5%	5%	5%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2016	2015	2014
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	31	10	21
Fair value of options that have vested	126	91	95
Total options vested	2.1 million	2.0 million	1.7 million